ACQUISITION OF S AND S BEVERAGE, INC.	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Business Combination and Asset Acquisition [Abstract]
ACQUISITION OF S AND S BEVERAGE, INC.

NOTE 5 – ACQUISITION OF S AND S BEVERAGE, INC.

On January 21, 2021, the Company entered into an Agreement and Plan of Merger with S and S Beverage, Inc. (“S and S”) and its shareholders and acquired all of the capital stock of S and S. In consideration thereof, the Company issued to them an aggregate of nine million restricted shares of Kona Gold Beverage, Inc.’s common stock (the “Acquisition Stock”). The Company did not grant them any registration rights in respect of the shares of Acquisition Stock. The Company also agreed to pay an aggregate of $1,050,000 (the “Aggregate Acquisition Payments”), the majority of which is allocated to certain creditors of S and S (including one of the S and S’s legacy shareholders) and approximately $89,249 was allocated and paid to the five S and S legacy shareholders on a pro rata basis. The Company paid approximately $400,000 of the Aggregate Acquisition Payments at the closing of the transaction. The remaining Aggregate Acquisition Payments are scheduled to be paid in monthly installments, in arrears on the tenth calendar day of each month, commencing on March 10, 2021, at a rate equivalent to $2.00 per case of Lemin Superior Lemonade (the product line of S and S that we have now branded as Ooh La Lemin) that we sell until the Aggregate Acquisition Payments have been paid in full. The acquisition obligation balance was $675,317 at December 31, 2021. During the six months ended June 30, 2022, the Company paid $8,586 of the remaining Aggregate Acquisition Payments, leaving an acquisition obligation balance of $666,731 at June 30, 2022, of which $60,000 is expected to be currently due.

Proforma information for the three and six month period ended June 30, 2022 has been omitted as the operations of S and S prior to the acquisition were de minimis. During the three months ended June 30, 2022, revenue of $209,861, loss from operations of $10,258, and $5,675 of net loss was attributable to S and S. During the six months ended June 30, 2022, revenue of $368,879, loss from operations of $95,923, and $89,116 of net loss was attributable to S and S.

NOTE 5 – ACQUISITION OF S AND S BEVERAGE, INC.

On January 21, 2021, the Company entered into an Agreement and Plan of Merger with S and S and its shareholders and acquired all of the capital stock of S and S. In consideration thereof, the Company issued to them an aggregate of nine million restricted shares of Kona Gold Beverage, Inc.’s common stock (the “Acquisition Stock”) of a fair value of $243,000. The Company did not grant them any registration rights in respect of the shares of Acquisition Stock. The Company also agreed to pay an aggregate of $1,050,000 (the “Aggregate Acquisition Payments”), the majority of which is allocated to certain creditors of S and S (including one of the S and S’s legacy shareholders) and approximately $89,249 was allocated and paid to the five S and S legacy shareholders on a pro rata basis. The Company paid approximately $400,000 of the Aggregate Acquisition Payments at the closing of the transaction. The remaining Aggregate Acquisition Payments, including the Remaining Acquisition Payments, are scheduled to be paid in monthly installments, in arrears on the tenth calendar day of each month, commencing on March 10, 2021, at a rate equivalent to $2.00 per case of Lemin Superior Lemonade (the product line of S and S that we have now branded as Ooh La Lemin) that we sell until the Aggregate Acquisition Payments have been paid in full. During the year ended December 31, 2021, the Company paid $63,932 of the remaining Aggregate Acquisition Payments, leaving an acquisition obligation balance of $675,317 at December 31, 2021.

The Company utilized the acquisition method of accounting for the S and S acquisition in accordance with ASC 805, Business Combinations. The Company allocated the purchase price to acquired tangible assets, identifiable intangible assets, and assumed liabilities at their estimated fair values as of the date of acquisition. The fair value of the intangible assets was estimated using the income approach, pursuant to which after-tax cash flows are discounted to present value based on projections and other available financial data. The cash flows were based on estimates used to value the acquisition, and the discount rates applied were benchmarked with reference to the implied rate of return from the transaction model, as well as the weighted average cost of capital. The valuation assumptions took into consideration the Company’s estimates of customer attrition and revenue growth projections. The excess of the purchase price paid by the Company over the estimated fair value of identified tangible and intangible assets has been recorded as goodwill. The acquisition was intended to augment and diversify the Company’s business. Key factors that contributed to the recorded goodwill and intangible assets in the aggregate were the opportunity to generate future revenues and synergies within the business. The goodwill will not be amortized but will be tested annually for impairment.

The following table summarizes the assets acquired, liabilities assumed and purchase price allocation:

Fair Value

Consideration paid:
Acquired obligations	$340,000
Note payable – acquisition	1,050,000
Common stock (9,000,000 shares of common stock at $0.27 per share)	243,000
Total consideration paid	$1,633,000

Purchase price allocation
Acquired assets	296,000
Goodwill	1,337,000
Total purchase price	$1,633,000

During the year ended December 31, 2021, management determined there were indications of impairment, and recorded a charge of approximately $1.3 million, leaving no remaining goodwill balance at December 31, 2021.

The following unaudited pro forma statements of operations present the Company’s pro forma results of operations after giving effect to the purchase of S and S based on the historical financial statements of the Company and S and S. The unaudited pro forma statements of operations for the year ended December 31, 2021 and 2020 give effect to the transaction as if it had occurred on January 1, 2020.

	Years ended December 31,
	2021	2020
	(Proforma, unaudited)	(Proforma, unaudited)
Revenues	$2,518,750	$1,253,199
Loss from operations	$(4,388,618)	$(2,962,038)
Net loss	$(7,022,966)	$(3,727,484)

Pursuant to the provisions of ASC 805, the following results of operations of S and S subsequent to the acquisition are as follows:

January 22 to December 31, 2021
Revenues	$620,000
Direct cost of revenues	316,000
Selling, general and administrative expense	431,200
Net loss	$(127,200)

These amounts were included in the accompanying Consolidated Statement of Operations.